Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard International Equity Index Funds
Entity Central Index Key	0000857489
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000015903
Shareholder Report [Line Items]
Fund Name	European Stock Index Fund
Class Name	Investor Shares
Trading Symbol	VEURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$12	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[1]
AssetsNet	$ 29,945,000,000
Holdings Count | Holding	1,296
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$29,945
Number of Portfolio Holdings	1,296
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Belgium	1.8%
Denmark	3.4%
Finland	1.7%
France	15.6%
Germany	14.9%
Italy	5.0%
Netherlands	6.0%
Norway	1.3%
Spain	4.7%
Sweden	5.5%
Switzerland	14.2%
United Kingdom	23.1%
Other	2.1%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015906
Shareholder Report [Line Items]
Fund Name	European Stock Index Fund
Class Name	FTSE Europe ETF Share Class
Trading Symbol	VGK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Europe ETF Share Class	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[2]
AssetsNet	$ 29,945,000,000
Holdings Count | Holding	1,296
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$29,945
Number of Portfolio Holdings	1,296
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Belgium	1.8%
Denmark	3.4%
Finland	1.7%
France	15.6%
Germany	14.9%
Italy	5.0%
Netherlands	6.0%
Norway	1.3%
Spain	4.7%
Sweden	5.5%
Switzerland	14.2%
United Kingdom	23.1%
Other	2.1%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015904
Shareholder Report [Line Items]
Fund Name	European Stock Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VEUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[3]
AssetsNet	$ 29,945,000,000
Holdings Count | Holding	1,296
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$29,945
Number of Portfolio Holdings	1,296
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Belgium	1.8%
Denmark	3.4%
Finland	1.7%
France	15.6%
Germany	14.9%
Italy	5.0%
Netherlands	6.0%
Norway	1.3%
Spain	4.7%
Sweden	5.5%
Switzerland	14.2%
United Kingdom	23.1%
Other	2.1%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015905
Shareholder Report [Line Items]
Fund Name	European Stock Index Fund
Class Name	Institutional Shares
Trading Symbol	VESIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[4]
AssetsNet	$ 29,945,000,000
Holdings Count | Holding	1,296
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$29,945
Number of Portfolio Holdings	1,296
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Belgium	1.8%
Denmark	3.4%
Finland	1.7%
France	15.6%
Germany	14.9%
Italy	5.0%
Netherlands	6.0%
Norway	1.3%
Spain	4.7%
Sweden	5.5%
Switzerland	14.2%
United Kingdom	23.1%
Other	2.1%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000096107
Shareholder Report [Line Items]
Fund Name	European Stock Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VEUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[5]
AssetsNet	$ 29,945,000,000
Holdings Count | Holding	1,296
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$29,945
Number of Portfolio Holdings	1,296
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Belgium	1.8%
Denmark	3.4%
Finland	1.7%
France	15.6%
Germany	14.9%
Italy	5.0%
Netherlands	6.0%
Norway	1.3%
Spain	4.7%
Sweden	5.5%
Switzerland	14.2%
United Kingdom	23.1%
Other	2.1%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015907
Shareholder Report [Line Items]
Fund Name	Pacific Stock Index Fund
Class Name	Investor Shares
Trading Symbol	VPACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$12	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[6]
AssetsNet	$ 10,051,000,000
Holdings Count | Holding	2,395
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$10,051
Number of Portfolio Holdings	2,395
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Australia	18.0%
Hong Kong	4.8%
Japan	61.2%
Singapore	3.5%
South Korea	10.8%
Other	0.7%
Other Assets and Liabilities—Net	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015910
Shareholder Report [Line Items]
Fund Name	Pacific Stock Index Fund
Class Name	FTSE Pacific ETF Share Class
Trading Symbol	VPL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Pacific ETF Share Class	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[7]
AssetsNet	$ 10,051,000,000
Holdings Count | Holding	2,395
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$10,051
Number of Portfolio Holdings	2,395
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Australia	18.0%
Hong Kong	4.8%
Japan	61.2%
Singapore	3.5%
South Korea	10.8%
Other	0.7%
Other Assets and Liabilities—Net	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015908
Shareholder Report [Line Items]
Fund Name	Pacific Stock Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VPADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[8]
AssetsNet	$ 10,051,000,000
Holdings Count | Holding	2,395
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$10,051
Number of Portfolio Holdings	2,395
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Australia	18.0%
Hong Kong	4.8%
Japan	61.2%
Singapore	3.5%
South Korea	10.8%
Other	0.7%
Other Assets and Liabilities—Net	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015909
Shareholder Report [Line Items]
Fund Name	Pacific Stock Index Fund
Class Name	Institutional Shares
Trading Symbol	VPKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[9]
AssetsNet	$ 10,051,000,000
Holdings Count | Holding	2,395
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$10,051
Number of Portfolio Holdings	2,395
Portfolio Turnover Rate	2%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Australia	18.0%
Hong Kong	4.8%
Japan	61.2%
Singapore	3.5%
South Korea	10.8%
Other	0.7%
Other Assets and Liabilities—Net	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000043572
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Index Fund
Class Name	ETF Shares
Trading Symbol	VEU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[10]
AssetsNet	$ 62,127,000,000
Holdings Count | Holding	3,867
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$62,127
Number of Portfolio Holdings	3,867
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.9%
Asia	43.8%
Europe	40.8%
North America	7.2%
Oceania	4.8%
South America	1.4%
Other Assets and Liabilities—Net	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105302
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VFWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[11]
AssetsNet	$ 62,127,000,000
Holdings Count | Holding	3,867
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$62,127
Number of Portfolio Holdings	3,867
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.9%
Asia	43.8%
Europe	40.8%
North America	7.2%
Oceania	4.8%
South America	1.4%
Other Assets and Liabilities—Net	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000043573
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Index Fund
Class Name	Institutional Shares
Trading Symbol	VFWSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[12]
AssetsNet	$ 62,127,000,000
Holdings Count | Holding	3,867
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$62,127
Number of Portfolio Holdings	3,867
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.9%
Asia	43.8%
Europe	40.8%
North America	7.2%
Oceania	4.8%
South America	1.4%
Other Assets and Liabilities—Net	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000096109
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VFWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[13]
AssetsNet	$ 62,127,000,000
Holdings Count | Holding	3,867
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$62,127
Number of Portfolio Holdings	3,867
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.9%
Asia	43.8%
Europe	40.8%
North America	7.2%
Oceania	4.8%
South America	1.4%
Other Assets and Liabilities—Net	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000065038
Shareholder Report [Line Items]
Fund Name	Total World Stock Index Fund
Class Name	ETF Shares
Trading Symbol	VT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[14]
AssetsNet	$ 56,668,000,000
Holdings Count | Holding	9,830
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$56,668
Number of Portfolio Holdings	9,830
Portfolio Turnover Rate	1%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.4%
Asia	16.6%
Europe	15.3%
North America	64.4%
Oceania	1.8%
South America	0.6%
Other Assets and Liabilities—Net	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000209799
Shareholder Report [Line Items]
Fund Name	Total World Stock Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[15]
AssetsNet	$ 56,668,000,000
Holdings Count | Holding	9,830
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$56,668
Number of Portfolio Holdings	9,830
Portfolio Turnover Rate	1%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.4%
Asia	16.6%
Europe	15.3%
North America	64.4%
Oceania	1.8%
South America	0.6%
Other Assets and Liabilities—Net	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000065039
Shareholder Report [Line Items]
Fund Name	Total World Stock Index Fund
Class Name	Institutional Shares
Trading Symbol	VTWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[16]
AssetsNet	$ 56,668,000,000
Holdings Count | Holding	9,830
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$56,668
Number of Portfolio Holdings	9,830
Portfolio Turnover Rate	1%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	0.4%
Asia	16.6%
Europe	15.3%
North America	64.4%
Oceania	1.8%
South America	0.6%
Other Assets and Liabilities—Net	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000074581
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Small-Cap Index Fund
Class Name	ETF Shares
Trading Symbol	VSS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[17]
AssetsNet	$ 10,200,000,000
Holdings Count | Holding	4,832
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$10,200
Number of Portfolio Holdings	4,832
Portfolio Turnover Rate	7%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	1.1%
Asia	43.5%
Europe	33.0%
North America	15.2%
Oceania	4.8%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000209801
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Small-Cap Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VFSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[18]
AssetsNet	$ 10,200,000,000
Holdings Count | Holding	4,832
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$10,200
Number of Portfolio Holdings	4,832
Portfolio Turnover Rate	7%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	1.1%
Asia	43.5%
Europe	33.0%
North America	15.2%
Oceania	4.8%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000074580
Shareholder Report [Line Items]
Fund Name	FTSE All-World ex-US Small-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VFSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[19]
AssetsNet	$ 10,200,000,000
Holdings Count | Holding	4,832
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$10,200
Number of Portfolio Holdings	4,832
Portfolio Turnover Rate	7%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	1.1%
Asia	43.5%
Europe	33.0%
North America	15.2%
Oceania	4.8%
South America	1.4%
Other Assets and Liabilities—Net	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092025
Shareholder Report [Line Items]
Fund Name	Global ex-U.S. Real Estate Index Fund
Class Name	ETF Shares
Trading Symbol	VNQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[20]
AssetsNet	$ 3,569,000,000
Holdings Count | Holding	712
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$3,569
Number of Portfolio Holdings	712
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	1.7%
Asia	57.1%
Europe	25.5%
North America	3.2%
Oceania	11.2%
South America	0.5%
Other Assets and Liabilities—Net	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092024
Shareholder Report [Line Items]
Fund Name	Global ex-U.S. Real Estate Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VGRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[21]
AssetsNet	$ 3,569,000,000
Holdings Count | Holding	712
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$3,569
Number of Portfolio Holdings	712
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	1.7%
Asia	57.1%
Europe	25.5%
North America	3.2%
Oceania	11.2%
South America	0.5%
Other Assets and Liabilities—Net	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092026
Shareholder Report [Line Items]
Fund Name	Global ex-U.S. Real Estate Index Fund
Class Name	Institutional Shares
Trading Symbol	VGRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[22]
AssetsNet	$ 3,569,000,000
Holdings Count | Holding	712
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$3,569
Number of Portfolio Holdings	712
Portfolio Turnover Rate	3%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Africa	1.7%
Asia	57.1%
Europe	25.5%
North America	3.2%
Oceania	11.2%
South America	0.5%
Other Assets and Liabilities—Net	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.